CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 1,154,114	$ 167,330	¥ 2,155,361	¥ 5,530,257
Operating cost and expenses:
Cost of revenues	(651,578)	(94,470)	(1,343,386)	(3,939,997)
Fulfilment	(160,680)	(23,296)	(202,026)	(450,104)
Sales and marketing	(214,783)	(31,141)	(296,049)	(806,140)
Technology and content	(81,382)	(11,799)	(124,854)	(202,817)
General and administrative	(145,857)	(21,147)	(226,110)	(261,877)
Total operating cost and expenses	(1,254,280)	(181,853)	(2,192,425)	(5,660,935)
Other operating income	21,599	3,132	54,416	33,218
(Loss)/income from operations	(78,567)	(11,391)	17,352	(97,460)
Financial (expense)/income, net	(14,356)	(2,081)	80,061	(8,571)
Foreign exchange loss, net	(15,697)	(2,276)	(1,300)	(919)
Other non-operating (loss)/income, net	2,072	300	112,909	(1,610)
(Loss)/income before income tax expense, and equity in income of affiliates, net of tax	(106,548)	(15,448)	209,022	(108,560)
Income tax expense	(24,791)	(3,594)	(60,501)	(39,298)
Equity in loss of affiliates, net of tax	(7,051)	(1,022)	(16,237)	(3,834)
Net (loss)/income	(138,390)	(20,064)	132,284	(151,692)
Less: net (loss)/income attributable to non-controlling interests shareholders	(217)	(31)	318	(5,346)
Net (loss)/income attributable to YUNJI INC.	(138,173)	(20,033)	131,966	(146,346)
Net (loss)/income	(138,390)	(20,064)	132,284	(151,692)
Other comprehensive (loss)/income
Foreign currency translation adjustment	78,777	11,422	(25,116)	(79,411)
Total comprehensive (loss)/income	(59,613)	(8,642)	107,168	(231,103)
Less: total comprehensive (loss)/income attributable to non-controlling interests shareholders	(217)	(31)	318	(5,346)
Total comprehensive (loss)/income	(59,396)	(8,611)	106,850	(225,757)
Net (loss)/income attributable to ordinary shareholders	¥ (138,173)	$ (20,033)	¥ 131,966	¥ (146,346)
Weighted average number of ordinary shares used in computing net (loss)/income per share
- Basic	2,088,319,721	2,088,319,721	2,139,963,573	2,125,906,398
- Diluted	2,088,319,721	2,088,319,721	2,147,205,590	2,125,906,398
Net (loss)/income per share attributable to ordinary shareholders
- Basic | (per share)	¥ (0.07)	$ (0.01)	¥ 0.06	¥ (0.07)
- Diluted | (per share)	¥ (0.07)	$ (0.01)	¥ 0.06	¥ (0.07)
Sales of merchandise, net
Revenues:
Total revenues	¥ 965,796	$ 140,027	¥ 1,798,882	¥ 4,829,397
Marketplace revenue
Revenues:
Total revenues	170,561	24,729	321,844	599,895
Other revenues
Revenues:
Total revenues	¥ 17,757	$ 2,574	¥ 34,635	¥ 100,965